Financial Income (Expenses), Net (Financial Income) (Details) (Interest on Cash and Cash Equivalents and Short Term Deposit [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest on Cash and Cash Equivalents and Short Term Deposit [Member]
Component of Other Income, Nonoperating [Line Items]
Financial income	$ 144	$ 177	$ 20